CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Total revenues	$ 1,573,912	$ 1,444,519	$ 1,332,152
Cost of revenues
Total cost of revenues	531,768	496,815	468,673
Gross profit	1,042,144	947,704	863,479
Operating expenses
Research and development, net	193,718	183,830	181,107
Selling and marketing	399,304	370,659	361,328
General and administrative	168,022	153,323	129,071
Amortization of acquired intangibles	42,383	42,276	41,902
Total operating expenses	803,427	750,088	713,408
Operating income	238,717	197,616	150,071
Financial expenses and other, net	4,444	10,901	20,411
Income before taxes on income	234,273	186,715	129,660
Taxes on income (tax benefit)	48,369	27,377	(13,631)
Net income	$ 185,904	$ 159,338	$ 143,291
Basic earnings per share (in usd per share)	$ 2.99	$ 2.60	$ 2.37
Diluted earnings per share (in usd per share)	$ 2.88	$ 2.52	$ 2.31
Weighted average number of shares used in computing
Basic earnings per share (in shares)	62,120	61,387	60,444
Diluted earnings per share (in shares)	64,661	63,309	62,119
Product
Revenues
Total revenues	$ 269,100	$ 263,805	$ 318,946
Cost of revenues
Total cost of revenues	22,926	31,065	51,065
Service
Revenues
Total revenues	709,064	719,531	652,040
Cost of revenues
Total cost of revenues	218,990	229,671	225,020
Cloud
Revenues
Total revenues	595,748	461,183	361,166
Cost of revenues
Total cost of revenues	$ 289,852	$ 236,079	$ 192,588